SHORT-TERM BORROWINGS - Proceeds/Repayments From Borrowing Programs (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Net (repayment of) proceeds received from short-term borrowings	$ (1,146)		$ 30
Commercial paper program
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ 4,406	$ 3,316	$ 17,127	$ 12,897
Exchange rate on proceeds received from short-term borrowings	1.329	1.329	1.328	1.328
Repayments of short-term borrowings	$ (5,552)	$ (4,098)	$ (17,094)	$ (12,876)
Exchange rate on repayments of short-term borrowings	1.355	1.355	1.328	1.328
Net (repayment of) proceeds received from short-term borrowings	$ (1,146)	$ (782)	$ 33	$ 21
Credit facilities
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ 0	$ 0	$ 561	$ 420
Exchange rate on proceeds received from short-term borrowings	0	0	1.336	1.336
Repayments of short-term borrowings	$ 0	$ 0	$ (564)	$ (420)
Exchange rate on repayments of short-term borrowings	0	0	1.343	1.343
Net (repayment of) proceeds received from short-term borrowings	$ 0		$ (3)